Derivative Financial Instruments (Master Netting Schedule) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Derivative, Collateral, Obligation to Return Cash	$ 18	$ 74	$ 14
Liabilities
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	26	54	41
Central Counterparty Clearing House
Liabilities
Collateral Already Posted, Aggregate Fair Value		15
Designated as Hedging Instrument
Liabilities
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	19	50	$ 30
Designated as Hedging Instrument | Interest rate swaps on FHLB advances
Assets
Gross Amount	1	20
Gross Amounts Offset in the Statement of Financial Position	0	1
Net Amount Presented in the Statement of Financial Position	1	19
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0	0
Derivative, Collateral, Obligation to Return Cash		0
Liabilities
Gross Amount		1
Gross Amounts Offset in the Statement of Financial Position		1
Net Amount Presented in the Statement of Financial Position		0
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments		0
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	17	33
Not Designated as Hedging Instrument
Assets
Gross Amount	15	80
Gross Amounts Offset in the Statement of Financial Position	0	0
Net Amount Presented in the Statement of Financial Position	15	80
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0	0
Derivative, Collateral, Obligation to Return Cash	18	74
Liabilities
Gross Amount	10	48
Gross Amounts Offset in the Statement of Financial Position	0	0
Net Amount Presented in the Statement of Financial Position	10	48
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	9	21
Not Designated as Hedging Instrument | Futures
Assets
Gross Amount		2
Gross Amounts Offset in the Statement of Financial Position		0
Net Amount Presented in the Statement of Financial Position		2
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments		0
Derivative, Collateral, Obligation to Return Cash		0
Liabilities
Gross Amount	0	0
Gross Amounts Offset in the Statement of Financial Position	0	0
Net Amount Presented in the Statement of Financial Position	0	0
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	2	1
Not Designated as Hedging Instrument | Mortgage-backed securities forwards
Assets
Gross Amount	4	43
Gross Amounts Offset in the Statement of Financial Position	0	0
Net Amount Presented in the Statement of Financial Position	4	43
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0	0
Derivative, Collateral, Obligation to Return Cash	8	44
Liabilities
Gross Amount	6	11
Gross Amounts Offset in the Statement of Financial Position	0	0
Net Amount Presented in the Statement of Financial Position	6	11
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	2	0
Not Designated as Hedging Instrument | Interest rate swaps
Liabilities
Gross Amount	4	37
Gross Amounts Offset in the Statement of Financial Position	0	0
Net Amount Presented in the Statement of Financial Position	4	37
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	5	20
Not Designated as Hedging Instrument | Interest rate swaps and swaptions
Assets
Gross Amount	11	35
Gross Amounts Offset in the Statement of Financial Position	0	0
Net Amount Presented in the Statement of Financial Position	11	35
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0	0
Derivative, Collateral, Obligation to Return Cash	$ 10	$ 30